Employee Headcount	12 Months Ended
Dec. 31, 2020
Employee Headcount
Employee Headcount

Section B — Employees

This section provides financial insights into our employee benefit arrangements. It should be read in conjunction with the compensation disclosures for key management personnel in Note (G.5) as well as “Item 6 Directors, Senior Management and Employees – Compensation Report”.

(B.1) Employee Headcount

The following table provides an overview of employee headcount, broken down by function and by the regions EMEA (Europe, Middle East, and Africa), Americas (North America and Latin America), and APJ (Asia Pacific Japan).

Employee Headcount by Region and Function

Full-time equivalents	12/31/2020				12/31/2019				12/31/2018
	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total	EMEA	Americas	APJ	Total
Cloud and software	6,278	4,589	5,525	16,392	6,501	4,426	5,361	16,288	6,341	4,268	5,374	15,983
Services	8,175	5,934	5,733	19,842	8,250	6,018	5,971	20,239	8,120	5,736	5,620	19,476
Research and development	13,705	6,094	9,781	29,580	12,710	5,793	9,131	27,634	12,478	5,651	8,930	27,060
Sales and marketing	10,348	10,485	5,000	25,834	10,205	10,368	5,209	25,781	9,843	9,452	4,918	24,213
General and administration	3,285	2,161	1,243	6,689	3,161	2,123	1,246	6,530	2,906	1,970	1,147	6,024
Infrastructure	2,291	1,107	696	4,094	2,220	984	654	3,859	2,160	951	631	3,742
SAP Group (December 31)	44,082	30,369	27,979	102,430	43,048	29,712	27,571	100,330	41,848	28,029	26,620	96,498
Thereof acquisitions	609	97	75	781	338	1,638	137	2,113	657	952	434	2,043
SAP Group (months' end average)	43,340	30,306	27,830	101,476	42,697	29,368	27,092	99,157	40,496	27,454	25,759	93,709